UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                Form 13F

                                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
	This Amendment (Check only one.): [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		NLI International Inc.
Address: 	1251 Avenue of the Americas, 18th Floor
		New York, NY 10020-1198

Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Tomohiko Masuda
Title: President
Phone: (212) 403-3400

Signature, Place, and Date of Signing:



________________________		New York, NY		_____________________

[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: 331,358
(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

								FORM 13F INFORMATION TABLE
							NAME OF REPORTING MANAGER:  NLI INTERNATIONAL INC.

Column 1			Column 2     Column 3	Column 4	   Column 5	      Column 6    Column 7  Column 8


Name of 			Title of     Cusip 	Value 	   Amount and Type    Investment  Other	   Voting
Issuer			Class	     Number	($1,000)   of Security	     Discretion  Managers  Authority
												 (Shares)
							 Shares or
							 Principal   SH/PUT		         Sole Share None
							 Amount     PRN CALL

ACE LTD                         SHS       H0023R105       3,185        72,000    SH        SOLE              72,000
TRANSOCEAN LTD                REG SHS     H8817H100       7,374        99,261    SH        SOLE              99,261
AT&T INC                        COM       00206R102       4,409       177,500    SH        SOLE             177,500
AFFILIATED COMPUTER SERVICES    CL A       8190100        4,003        90,100    SH        SOLE              90,100
AMAZON COM INC                  COM        23135106       1,330        15,900    SH        SOLE              15,900
APPLE INC                       COM        37833100       1,211        8,500     SH        SOLE              8,500
APPLIED MATLS INC               COM        38222105       1,146       104,500    SH        SOLE             104,500
BANK OF NEW YORK MELLON CORP    COM        64058100       3,755       128,100    SH        SOLE             128,100
BAXTER INTL INC                 COM        71813109       6,519       123,100    SH        SOLE             123,100
BECTON DICKINSON & CO           COM        75887109       1,590        22,300    SH        SOLE              22,300
BORGWARNER INC                  COM        99724106        970         28,400    SH        SOLE              28,400
CVS CAREMARK CORPORATION        COM       126650100       5,826       182,800    SH        SOLE             182,800
CAPITAL ONE FINL CORP           COM       14040H105       2,788       127,400    SH        SOLE             127,400
CARNIVAL CORP                PAIRED CTF   143658300       3,366       130,600    SH        SOLE             130,600
CLOROX CO DEL                   COM       189054109       5,873       105,200    SH        SOLE             105,200
COMCAST CORP NEW                CL A      20030N101       5,654       390,200    SH        SOLE             390,200
CONAGRA FOODS INC               COM       205887102        741         38,900    SH        SOLE              38,900
CORNING INC                     COM       219350105       3,739       232,800    SH        SOLE             232,800
CUMMINS INC                     COM       231021106       2,197        62,400    SH        SOLE              62,400
DEERE & CO                      COM       244199105        827         20,700    SH        SOLE              20,700
DEVON ENERGY CORP NEW           COM       25179M103       2,785        51,100    SH        SOLE              51,100
EXELON CORP                     COM       30161N101       6,263       122,300    SH        SOLE             122,300
EXXON MOBIL CORP                COM       30231G102      14,506       207,500    SH        SOLE             207,500
FIRST SOLAR INC                 COM       336433107       4,473        27,590    SH        SOLE              27,590
FREEPORT-MCMORAN COPPER & GO    COM       35671D857       2,260        45,100    SH        SOLE              45,100
GAMESTOP CORP NEW               CL A      36467W109       4,139       188,100    SH        SOLE             188,100
GENERAL ELECTRIC CO             COM       369604103       5,005       427,100    SH        SOLE             427,100
GENZYME CORP                    COM       372917104       4,304        77,300    SH        SOLE              77,300
GILEAD SCIENCES INC             COM       375558103       2,946        62,900    SH        SOLE              62,900
GOLDMAN SACHS GROUP INC         COM       38141G104       6,193        42,000    SH        SOLE              42,000
GOOGLE INC                      CL A      38259P508       7,383        17,510    SH        SOLE              17,510
GRAINGER W W INC                COM       384802104       1,965        24,000    SH        SOLE              24,000
HARLEY DAVIDSON INC             COM       412822108       2,046       126,200    SH        SOLE             126,200
HEINZ H J CO                    COM       423074103       2,810        78,700    SH        SOLE              78,700
HEWLETT PACKARD CO              COM       428236103       9,257       239,500    SH        SOLE             239,500
INTEL CORP                      COM       458140100       6,331       382,500    SH        SOLE             382,500
JPMORGAN CHASE & CO             COM       46625H100      14,248       417,700    SH        SOLE             417,700
JOHNSON & JOHNSON               COM       478160104       6,515       114,700    SH        SOLE             114,700
LOCKHEED MARTIN CORP            COM       539830109       4,049        50,200    SH        SOLE              50,200
MARATHON OIL CORP               COM       565849106       1,425        47,300    SH        SOLE              47,300
MCDONALDS CORP                  COM       580135101       7,071       123,000    SH        SOLE             123,000
MEDCO HEALTH SOLUTIONS INC      COM       58405U102       1,140        25,000    SH        SOLE              25,000
MERCK & CO INC                  COM       589331107       4,538       162,300    SH        SOLE             162,300
METLIFE INC                     COM       59156R108       6,338       211,200    SH        SOLE             211,200
MICROSOFT CORP                  COM       594918104       1,160        48,800    SH        SOLE              48,800
MICRON TECHNOLOGY INC           COM       595112103       3,159       624,300    SH        SOLE             624,300
MONSANTO CO NEW                 COM       61166W101       3,033        40,800    SH        SOLE              40,800
MOODYS CORP                     COM       615369105       3,987       151,300    SH        SOLE             151,300
MORGAN STANLEY                COM NEW     617446448       1,138        39,900    SH        SOLE              39,900
MOTOROLA INC                    COM       620076109       4,774       720,100    SH        SOLE             720,100
NEWS CORP                       CL A      6.52E+108       4,856       533,200    SH        SOLE             533,200
NORFOLK SOUTHERN CORP           COM       655844108       2,644        70,200    SH        SOLE              70,200
OCCIDENTAL PETE CORP DEL        COM       674599105       8,957       136,100    SH        SOLE             136,100
ORACLE CORP                     COM       68389X105       6,173       288,200    SH        SOLE             288,200
PEABODY ENERGY CORP             COM       704549104        606         20,100    SH        SOLE              20,100
PEPSICO INC                     COM       713448108       6,596       120,000    SH        SOLE             120,000
PHILIP MORRIS INTL INC          COM       718172109       2,386        54,700    SH        SOLE              54,700
PRAXAIR INC                     COM       74005P104       3,455        48,600    SH        SOLE              48,600
PRECISION CASTPARTS CORP        COM       740189105        613         8,400     SH        SOLE              8,400
PROCTER & GAMBLE CO             COM       742718109       3,506        68,600    SH        SOLE              68,600
QUALCOMM INC                    COM       747525103      11,061       244,700    SH        SOLE             244,700
RESEARCH IN MOTION LTD          COM       760975102       1,997        28,100    SH        SOLE              28,100
ROPER INDS INC NEW              COM       776696106       3,403        75,100    SH        SOLE              75,100
SCHERING PLOUGH CORP            COM       806605101       1,203        47,900    SH        SOLE              47,900
SCHLUMBERGER LTD                COM       806857108       3,068        56,700    SH        SOLE              56,700
SEMPRA ENERGY                   COM       816851109       2,005        40,400    SH        SOLE              40,400
SOUTHERN CO                     COM       842587107       3,913       125,600    SH        SOLE             125,600
SPRINT NEXTEL CORP           COM SER 1    852061100       3,469       721,200    SH        SOLE             721,200
SUPERVALU INC                   COM       868536103        704         54,400    SH        SOLE              54,400
TJX COS INC NEW                 COM       872540109       1,092        34,700    SH        SOLE              34,700
THERMO FISHER SCIENTIFIC INC    COM       883556102       5,132       125,900    SH        SOLE             125,900
US BANCORP DEL                COM NEW     902973304        862         48,100    SH        SOLE              48,100
UNITED TECHNOLOGIES CORP        COM       913017109       6,443       124,000    SH        SOLE             124,000
UNITEDHEALTH GROUP INC          COM       91324P102       6,453       258,300    SH        SOLE             258,300
VARIAN MED SYS INC              COM       92220P105       3,989       113,500    SH        SOLE             113,500
VERIZON COMMUNICATIONS INC      COM       92343V104       4,415       143,700    SH        SOLE             143,700
VISA INC                      COM CL A    92826C839       3,176        51,000    SH        SOLE              51,000
WAL MART STORES INC             COM       931142103      11,117       229,500    SH        SOLE             229,500
XTO ENERGY INC                  COM       98385X106       6,320       165,700    SH        SOLE             165,700

GRAND TOTAL                                              331,358